Business Combinations (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 26, 2021	Mar. 31, 2022	Dec. 31, 2021
Business Combinations (Details) [Line Items]
Terms of paid in amount		$ 153,040
Restricted cash		91,196	$ 1,678
Fair value		43,500
Convertible note		9,616
Outstanding debt		6,754
Sale of investment		$ 1,975
Customer useful life			5 years	5 years
Determined the useful life			3 years	3 years
Period purchase accounting adjustment			$ 5,620
Revenue and earnings	$ 25,395
Earnings	10,258
True Harvest, LLC [Member]
Business Combinations (Details) [Line Items]
Restricted cash	$ 12,500			$ 12,500
Fair value				0
Convertible note				20,892
Paid total amount				68,671
Fair value of shares issued				14,399
Additional consideration amount				35,000
Fair value of contingent consideration				$ 20,880
Share of contingently returnable (in Shares)				1,100
Common stock, price per share (in Dollars per share)				$ 12.5
Trade Names and Cannabis Licenses [Member]
Business Combinations (Details) [Line Items]
Customer useful life			5 years	5 years
Determined the useful life			3 years	3 years
Useful life of licenses			10 years	10 years